Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Capital commitments [abstract]
Commitments and Contingencies

16.	COMMITMENTS AND CONTINGENCIES

(a)	Legal Proceedings

On February 14, 2017, short seller investment firm Kerrisdale Capital Management LLC published a negative piece (the "Kerrisdale Report") regarding the Pebble Project. Three putative shareholder class actions were filed against the Company and certain of its current officers and directors in US federal courts, specifically the Central District of California (Los Angeles) and the Southern District of New York (New York City). The cases are captioned: Diaz v. Northern Dynasty Minerals Ltd. et al, Case No. 17-cv-01241 (C.D. Cal.), Kirwin v. Northern Dynasty Minerals Ltd. et al, Case No. 17-cv-01238 (S.D.N.Y.) and Schubert v. Northern Dynasty Minerals, Ltd., et al., Case No. 1:17-CV-02437 (S.D.N.Y.). The complaints relied on the claims made in the Kerrisdale Report and alleged damages to a class of investors who purchased shares of the Company prior to the publication of the Kerrisdale Report and allege liability for losses pursuant to Section 10(b) of the Exchange Act of 1934 and SEC Rule 10b-5 thereunder, as well as control person liability against the individual defendants pursuant to Section 20(a) of the Exchange Act.

The plaintiffs in both the Kirwin and Schubert actions voluntarily dismissed their claims without prejudice. The plaintiffs in the Diaz action continued to litigate and filed an amended complaint. The Company filed a motion to dismiss the amended complaint in the Diaz action, which the plaintiffs opposed. In April 2018, the United States District Court for the Central District of California (the "California District Court") granted the Company’s motion and dismissed the plaintiffs’ amended complaint in full, noting that its reliance on the sources in the Kerrisdale Report was an insufficient basis to allege securities fraud. The Court allowed the plaintiffs an opportunity to amend their complaint, which they did in June 2018. The Company again moved to dismiss the new complaint, and briefing on the motion concluded in November 2018.

On February 22, 2019, the California District Court again dismissed all of the securities class action claims brought against the Company and certain of its officers and directors in the Diaz action, this time without leave to amend. The Court ruled in favor of the Company and its officers and directors on all claims and ordered the case closed.

In March 2019, the Diaz plaintiffs filed notice of an appeal of the district court’s dismissal order, and their appeal was filed with the Ninth Circuit Court of Appeals, in California, in June 2019. The Company filed its response in August 2019 and the plaintiffs submitted their reply in October 2019, closing the briefing before the appellate court. The appeal will be reviewed de novo, meaning that no deference will be given to the earlier lower court rulings. A hearing on the appeal is scheduled for May 2020. Given the nature of the claims on appeal, it is not currently possible for the Company to predict the outcome nor practical to determine their possible financial effect until their ultimate resolution. The Company intends to continue defending itself vigorously in this action.

(b)	Short-term lease commitments

As of December 31, 2019, the Group has $93 in short-term lease commitments. These leases have fixed monthly payments for the remaining term.

(c)	Right-of-Way Annual Payment Commitments

With the signing of Right-of-Way Agreements ("ROW Agreements") in November 2018 and May 2019, with the Alaska Peninsula Corporation ("APC") and Iliamna Natives Limited ("INL") respectively, the Group secured the right to use defined portions of APC and INL lands for the construction and operation of transportation infrastructure to access the Pebble Project site. Pursuant to the ROW Agreements, the Group issued the required notice to APC and INL in November 2019, as to which defined portions of APC and INL lands that it requires the rights for access in 2020 and as such has a commitment for the annual toll payments due in 2020.

(d)	Pipeline Right-of-Way Bond Commitment

The Group posted a bond of US$300 with the Alaskan regulatory authorities for a performance guarantee related to any potential reclamation liability as a condition for a pipeline right-of-way to a subsidiary of the Pebble Partnership, the Pebble Pipeline Corporation. The Group is liable to the surety provider for any funds drawn by the Alaskan regulatory authorities.